Derivative financial instruments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Interest expense - borrowings and deposits	$ (85,601)	$ (63,417)	$ (70,558)
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	(24,467)	14,281	19,335
Gain (loss) on hedge item	1,607	(37,758)	(44,474)
Net gain (loss)	(22,860)	(23,477)	(25,139)
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Interest income - securities at FVOCI	384	350	976
Interest income – loans	1,765	148	1,998
Interest expense - borrowings and deposits	(14,393)	(14,846)	(23,703)
Derivative financial instruments	72	101	101
Interest rate swaps [Member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Interest income - securities at FVOCI	388	476	1,593
Interest income – loans	1,899	160	2,023
Interest expense - borrowings and deposits	(12,201)	(16,233)	(28,261)
Derivative financial instruments	5,363	2,371	2,178
Interest rate swaps [Member] | Gainloss on hedge item [Member]
Disclosure of detailed information about financial instruments [line items]
Interest income - securities at FVOCI	(4)	(126)	(617)
Interest income – loans	(134)	(12)	(25)
Interest expense - borrowings and deposits	(2,192)	1,387	4,558
Derivative financial instruments	(5,291)	(2,270)	(2,077)
Cross-currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Interest income – loans	833	946	556
Interest expense - borrowings and deposits	(9,608)	(8,417)	(5,988)
Derivative financial instruments	(1,913)	(1,759)	921
Cross-currency swaps [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Interest income – loans	1,598	2,442	928
Interest expense - borrowings and deposits	(9,367)	(10,265)	(6,183)
Derivative financial instruments	13,927	(16,709)	(16,752)
Cross-currency swaps [member] | Gainloss on hedge item [Member]
Disclosure of detailed information about financial instruments [line items]
Interest income – loans	(765)	(1,496)	(372)
Interest expense - borrowings and deposits	(241)	1,848	195
Derivative financial instruments	$ (15,840)	$ 14,950	$ 17,673